Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2020-2023) (Detail) - Plan 2020 - 2023 [member]	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year		0	350,796
Settled		0	(271,817)
Expired		0	(78,979)
Fair value of shares on grant date (in U.S. dollars)	$ 4.75